Investments - Securities in a Continuous Unrealized Loss Position (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value:
Less than 12 Months	$ 1,088	$ 734	$ 657
12 Months or Longer	51	66	73
Total	1,139	800	730
Unrealized Losses:
Less than 12 Months	(12)	(11)	(11)
12 Months or Longer	(4)	(4)	(7)
Total	(16)	(15)	(18)
States and political subdivisions
Fair Value:
Less than 12 Months			107
12 Months or Longer			0
Total			107
Unrealized Losses:
Less than 12 Months			(1)
12 Months or Longer			0
Total			(1)
Corporate debt securities
Fair Value:
Less than 12 Months	830	464	410
12 Months or Longer	44	51	11
Total	874	515	421
Unrealized Losses:
Less than 12 Months	(8)	(3)	(4)
12 Months or Longer	(3)	(1)	(2)
Total	(11)	(4)	(6)
U.S. government and agencies
Fair Value:
Less than 12 Months	210	149
12 Months or Longer	0	0
Total	210	149
Unrealized Losses:
Less than 12 Months	(2)	(1)
12 Months or Longer	0	0
Total	(2)	(1)
Foreign government bonds
Fair Value:
Less than 12 Months	19	0	85
12 Months or Longer	7	10	20
Total	26	10	105
Unrealized Losses:
Less than 12 Months	(1)	0	(4)
12 Months or Longer	(1)	(2)	(4)
Total	$ (2)	(2)	(8)
Preferred stock available for sale
Fair Value:
Less than 12 Months			55
12 Months or Longer			42
Total			97
Unrealized Losses:
Less than 12 Months			(2)
12 Months or Longer			(1)
Total			$ (3)
Equity securities available for sale
Fair Value:
Less than 12 Months		121
12 Months or Longer		5
Total		126
Unrealized Losses:
Less than 12 Months		(7)
12 Months or Longer		(1)
Total		$ (8)